Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 148,835	$ 148,185
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	100,076	95,574
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	8,309	10,419
United States
Segment Reporting Information [Line Items]
Property, plant and equipment, net	33,639	33,978
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 6,811	$ 8,214